Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2015
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information—Financial Statement Schedule I

Canadian Solar Inc.

        Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.'s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2015 of $396,325, exceeded the 25% threshold.

        The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31, 2014	December 31, 2015
	(In Thousands of U.S. Dollars, except share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	3,455	34,206
Restricted cash	—	6,512
Accounts receivable trade, net of allowance for doubtful accounts of $4,302 and $3,852 at December 31, 2014 and 2015, respectively	4,006	2,268
Inventories	443	146
Amounts due from related parties—current	252,570	725,063
Derivative assets—current	—	1,030
Advances to suppliers, net	1,991	226
Prepaid expenses and other current assets	5,852	13,809

Total current assets	268,317	783,260
Investment in subsidiaries	534,849	765,880
Deferred tax assets, net	3,655	2,204
Amount due from related parties—non-current	150,000	—
Other non-current assets	48,219	62,897

TOTAL ASSETS	1,005,040	1,614,241

LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	—	10,000
Accounts payable	5	8
Amounts due to related parties	99,011	202,359
Derivative liabilities—current	—	27,029
Other current liabilities	6,825	12,661

Total current liabilities	105,841	252,057
Accrued warranty costs	18,273	15,331
Convertible notes	150,000	150,000
Long-term borrowings	—	364,680
Liability for uncertain tax positions	14,315	13,205

TOTAL LIABILITIES	288,429	795,273

Equity:
Common shares—no par value: unlimited authorized shares, 55,161,856 and 55,965,443 shares issued and outstanding at December 31, 2014 and 2015, respectively	675,236	677,103
Additional paid-in capital	(25,682)	(17,139)
Retained earnings	46,999	218,860
Accumulated other comprehensive income	20,058	(59,856)

TOTAL EQUITY	716,611	818,968

TOTAL LIABILITIES AND EQUITY	1,005,040	1,614,241

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31
	2013	2014	2015
	(In Thousands of U.S. Dollars)
Net revenues	11,802	15,900	23,302
Cost of revenues	5,282	4,401	15,850

Gross profit	6,520	11,499	7,452

Operating expenses:
Selling expenses	3,521	4,000	3,309
General and administrative expenses	5,724	8,331	29,124
Research and development expenses	715	416	450

Total operating expenses	9,960	12,747	32,883

Loss from operations	(3,440)	(1,248)	(25,431)

Other income (expenses):
Interest expense	—	(6,329)	(17,241)
Interest income	12,022	10,369	34,471
Loss on change in fair value of derivatives	—	—	(13,571)
Foreign exchange gain (loss)	(8,455)	(5,335)	1,324
Others	427	47	—

Other income (expenses), net:	3,994	(1,248)	4,983

Profit (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	554	(2,496)	(20,448)
Income tax expense	(1,275)	(1,005)	(1,231)
Equity in earnings of subsidiaries	35,132	243,283	193,813
Equity in loss of unconsolidated investees	(2,752)	(280)	(273)

Net Income	31,659	239,502	171,861

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years Ended December 31,
	2013	2014	2015
	(In Thousands of U.S. Dollars)
Net income	31,659	239,502	171,861
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	3,116	(33,853)	(79,913)

Comprehensive income	34,775	205,649	91,948

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2013	2014	2015
	(In Thousands of U.S. Dollars)
Operating activities:
Net Income	31,659	239,502	171,861
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5	1	32
Loss on disposal of property, plant and equipment	—	4	—
Loss on change in fair value of derivatives	—	—	13,571
Allowance for doubtful debts	1,872	11,434	1,535
Equity in earnings of subsidiaries	(35,132)	(243,283)	(193,813)
Equity in loss of unconsolidated investees	2,752	280	273
Share-based compensation	6,175	5,088	5,966
Changes in operating assets and liabilities:
Inventories	2,828	(286)	296
Accounts receivable trade	627	(5,244)	2,189
Amounts due from related parties	85,993	3,905	228,284
Advances to suppliers	(283)	(11,836)	(226)
Prepaid expenses and other current assets	8,312	(2,260)	(7,106)
Other non-current assets	6,860	(19,727)	(14,710)
Accounts payable	9	(9)	3
Advances from customers	(122)	(657)	1,352
Amounts due to related parties	(18,332)	(42,128)	103,348
Accrued warranty costs	(14,644)	84	(2,941)
Other current liabilities	(2,558)	3,544	4,484
Liability for uncertain tax positions	142	633	(1,111)
Deferred taxes	406	1,208	1,451
Net settlement of foreign currency derivatives	—	—	(3,950)

Net cash provided by (used in) operating activities	76,569	(59,747)	310,788

Investing activities:
Increase in restricted cash	—	—	(6,513)
Investment in subsidiaries	(10,602)	(39,668)	(116,840)
Purchases of property, plant and equipment	—	(5)	—
Funding of loans to subsidiaries	—	(128,213)	(550,776)

Net cash used in investing activities	(10,602)	(167,886)	(674,129)

Financing activities:
Proceeds from short-term borrowings	—	—	10,000
Repayment of short-term borrowings	(55,754)	(12,246)	—
Proceeds from long-term borrowings	—	—	364,680
Repayment of long-term borrowings	(53,670)	(16,393)	—
Proceeds from issuance of warrants	—	—	16,378
Investment on minority shares	—	—	(918)
Proceeds from issuance of common shares offering	50,000	115,009	—
Issuance costs paid for common shares offering	(2,113)	(6,090)	—
Proceeds from issuance of convertible notes	—	150,000	—
Issuance cost paid on convertible notes	—	(5,103)	—
Proceeds from exercise of stock options	10,793	3,342	1,867

Net cash provided by (used in) financing activities	(50,744)	228,519	392,007

Effect of exchange rate changes	3,115	(27,016)	2,085

Net increase (decrease) in cash and cash equivalents	18,338	(26,130)	30,751
Cash and cash equivalents at the beginning of the year	11,247	29,585	3,455

Cash and cash equivalents at the end of the year	29,585	3,455	34,206

Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	—	3,942	15,299
Income taxes paid	298	736	—